Annual Fund Operating Expenses - LVIP SSGA SP 500 Index Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.17%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.23%
Service Class
Operating Expenses:
Management Fee	0.17%
Distribution and/or Service (12b-1) fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.48%